Goodwill, Intangible Assets and In-Process Revenue Contracts - Summary of Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 317,964	$ 317,964
Accumulated Amortization	(210,066)	(191,828)
Net Carrying Amount	107,898	126,136
Customer contracts [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	316,684	316,684
Accumulated Amortization	(209,786)	(191,587)
Net Carrying Amount	106,898	125,097
Other intangible assets [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	1,280	1,280
Accumulated Amortization	(280)	(241)
Net Carrying Amount	$ 1,000	$ 1,039